[Logo of              USAA MUTUAL FUND, INC.
USAA Eagle            Aggressive Growth Fund
appears here]              Growth Fund
                       Growth & Income Fund
                        Income Stock Fund
                           Income Fund
                       Short-Term Bond Fund
                        Money Market Fund

                 SUPPLEMENT DATED JANUARY 2, 1997
            TO THE STATEMENT OF ADDITIONAL INFORMATION
                      DATED DECEMBER 1, 1996


     TAX-DEFERRED RETIREMENT PLANS on page 5 of the Statement of Additional Information is amended to reflect that USAA Federal Savings Bank replaced State Street Bank as Custodian for the tax-deferred retirement plans under the programs made available by USAA Investment Management Company.




29464-0197





[Logo of               USAA MUTUAL FUND, INC.
USAA Eagle               S&P 500 Index Fund
appears here]
                 SUPPLEMENT DATED JANUARY 2, 1997
            TO THE STATEMENT OF ADDITIONAL INFORMATION
                     DATED SEPTEMBER 16, 1996



     TAX-DEFERRED RETIREMENT PLANS on page 4 of the Statement of Additional Information is amended to reflect that USAA Federal Savings Bank replaced State Street Bank as Custodian for the tax-deferred retirement plans under the programs made available by USAA Investment Management Company.





29465-0197